Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 539.5	$ 461.3	$ 386.8
After Tax	426.2	299.8	251.4
Employee Stock [Member]
Incentive Compensation Plans Expense [Line Items]
Pretax	76.2	92.9	80.9
After Tax	60.2	60.4	52.6
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	1.0	2.5	4.3
After Tax	$ 0.8	$ 1.6	$ 2.8